Investments in Equity Investees - Reconciliation of Summarized Financial Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Sep. 23, 2021	May 13, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests			$ 484,116
Net (loss)/income attributable to the Company			(194,648)	$ (125,730)	$ (106,024)
Purchase of additional interests in a subsidiary of an equity investee				(174)
Closing net assets after non-controlling interests			986,893	484,116
Carrying amount of investments			76,479	$ 139,505
HBYS | A subsidiary
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Additional interest acquired (as percent)				30.00%
SHPL
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments			75,999	$ 79,408
HBYS
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Dividends declared	$ (59,700)	$ (46,500)
Carrying amount of investments				59,712
Equity Investees | SHPL
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests			152,714	146,759	131,778
Net (loss)/income attributable to the Company			89,429	67,004	61,309
Dividends declared			(99,744)	(72,179)	(41,654)
Other comprehensive income/(loss)			3,342	11,130	(4,672)
Closing net assets after non-controlling interests			145,741	152,714	146,759
Group's share of net assets			72,871	76,357	73,380
Goodwill			3,128	3,051	2,846
Carrying amount of investments			75,999	79,408	76,226
Equity Investees | SHPL | Impact of change in accounting policy | ASC 842
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests				(2)
Closing net assets after non-controlling interests					(2)
Equity Investees | HBYS
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests			119,424	44,541	121,984
Net (loss)/income attributable to the Company			31,839	91,283	19,797
Purchase of additional interests in a subsidiary of an equity investee				(347)
Dividends declared			(106,159)	(20,756)	(93,957)
Other comprehensive income/(loss)			1,387	4,703	(3,264)
Closing net assets after non-controlling interests			46,491	119,424	44,541
Group's share of net assets			23,246	59,712	22,271
Divestment (Note 23)			$ (23,246)
Carrying amount of investments				59,712	22,271
Equity Investees | HBYS | Impact of change in accounting policy | ASC 842
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests				$ (19)
Closing net assets after non-controlling interests					$ (19)